GENERAL INFORMATION	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
GENERAL INFORMATION	GENERAL INFORMATION
Indivior PLC (the “Company”) and its subsidiaries (together, “Indivior” or the “Group”) are predominantly engaged in the development, manufacture and sale of buprenorphine-based prescription drugs for the treatment of opioid dependence, and co-occurring disorders (the “Indivior Business”).
The Company is a public limited company incorporated and domiciled in England, United Kingdom on September 26, 2014, and is the holding company for the Group. The address of the registered office and company number are 234 Bath Road, Slough, Berkshire, SL1 4EE, U.K. and 09237894, respectively.
Indivior PLC is the ultimate holding company of the Group. The following table sets out details of the Group’s significant subsidiaries:

Name	Country of incorporation or registration	Proportion of Ownership Interest
Indivior Finance (2014) LLC	U.S.	100%
Indivior Finance S.àr.l	Luxembourg	100%
Indivior Inc.	U.S.	100%
Indivior Jersey Finance LLC	U.S.*	100%
Indivior Jersey Finance (2021) Limited	Jersey	100%
Indivior Treatment Services, Inc.	U.S.	100%
Indivior UK Finance No 1 Limited	England and Wales	100%
Indivior UK Finance No 2 Limited	England and Wales	100%
Indivior UK Finance No 3 Limited	England and Wales	100%
Indivior UK Limited	England and Wales	100%
Indivior US Holdings Inc.	U.S.	100%
RBP Global Holdings Limited	England & Wales	100%
* Indivior Jersey Finance LLC is registered in the U.S. state of Delaware, but also has a principal place of business in Jersey.

The principal accounting policies adopted in the preparation of these financial statements are set out below. Unless otherwise stated, these policies have been consistently applied to all years presented.